Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other operating expenses [abstract]
Other operating expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost related to lease of investment properties	(15,625)	(13,439)	(12,037)
Others	(9,061)	(31,273)	(13,738)

	(24,686)	(44,712)	(25,775)